UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  3 West Main Street
          3rd Floor
          Irvington, NY 10533

13F File Number: 028-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Conneely
Title:    Chief Financial Officer of the Funds
Phone:    (914) 250-1000

Signature, Place and Date of Signing:


/s/ Christopher Conneely            Irvington, NY           November 13, 2007
-------------------------      ---------------------    ----------------------
    [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3

Form 13F Information Table Entry Total:        66

Form 13F Information Table Value Total:       $1,501,295
                                             (in thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

(1)       028- 10555               Elm Ridge Capital Partners, L.P.
(2)       028- 12044               Elm Ridge Partners, LLC
(3)       028- 11797               Elm Ridge Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN 2           COLUMN 3    COLUMN 4       COLUMN 5         COL 6   COL 7         COLUMN 8

                                                               VALUE    SHRS OR    SH/ PUT/  INVTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (x$1000)  PRN AMT    PRN CALL  DSCRTN  MANAGRS  SOLE       SHARED NONE
ALCATEL-LUCENT                 SPONSORED ADR      013904305    46,417    4,559,657 SH        SHARED  1, 2, 3   4,559,657
AMAZON COM INC                 COM                023135106     6,055       65,000     PUT   SHARED  1, 2, 3      65,000
AMERICREDIT CORP               COM                03060r101    12,484      710,151 SH        SHARED  1, 2, 3     710,151
ARCH COAL INC                  COM                039380100     3,374      100,000     PUT   SHARED  1, 2, 3     100,000
BEAR STEARNS COS INC           COM                073902108    26,699      217,400     CALL  SHARED  1, 2, 3     217,400
BLOCKBUSTER INC                CL B               093679207    20,463    4,219,083 SH        SHARED  1, 2, 3   4,219,083
BLOCKBUSTER INC                CL A               093679108    18,056    3,362,310 SH        SHARED  1, 2, 3   3,362,310
BOYD GAMING CORP               COM                103304101     6,642      155,000     PUT   SHARED  1, 2, 3     155,000
CA INC                         COM                12673p105    50,681    1,970,492 SH        SHARED  1, 2, 3   1,970,492
CENVEO INC                     COM                15670s105    88,359    4,085,000 SH        SHARED  1, 2, 3   4,085,000
CHEESECAKE FACTORY INC         COM                163072101    23,470    1,000,000     PUT   SHARED  1, 2, 3   1,000,000
CIRCUIT CITY STORE INC         COM                172737108    15,266    1,929,985 SH        SHARED  1, 2, 3   1,929,985
COMMERCE BANCORP INC NJ        COM                200519106    32,765      884,900     PUT   SHARED  1, 2, 3     844,900
DYNCORP INTL INC               CL A               26817c101    36,613    1,584,283 SH        SHARED  1, 2, 3   1,584,283
EAGLE MATERIALS INC            COM                26969P108     6,029      168,700     PUT   SHARED  1, 2, 3     168,700
EMULEX CORP                    COM NEW            292475209    14,581      760,600     PUT   SHARED  1, 2, 3     760,600
EVERGREEN ENERGY INC           COM                30024B104     4,659      913,600     PUT   SHARED  1, 2, 3     913,600
FEDERAL HOME LN MTG CORP       COM                313400301    57,473      973,953 SH        SHARED  1, 2, 3     973,953
FIDELITY NATIONAL FINANCIAL    CL A               31620r105    21,133    1,208,992 SH        SHARED  1, 2, 3   1,208,992
FORCE PROTECTION INC           COM NEW            345203202    10,830      500,000 SH        SHARED  1, 2, 3     500,000
GARMIN LTD                     ORD                G37260109    29,850      250,000     PUT   SHARED  1, 2, 3     250,000
GEORGIA GULF CORP              COM PAR $0.01      373200203     5,454      392,360 SH        SHARED  1, 2, 3     392,360
GIGAMEDIA LTD                  ORD                y2711y104     2,318      143,430 SH        SHARED  1, 2, 3     143,430
GOOGLE INC                     CL A               38259P508    11,345       20,000     PUT   SHARED  1, 2, 3      20,000
HARLEY DAVIDSON INC            COM                412822108     9,954      215,410 SH        SHARED  1, 2, 3     215,410
HARLEY DAVIDSON INC            COM                412822108    28,882      625,000     PUT   SHARED  1, 2, 3     625,000
HOME SOLUTIONS AMER INC        COM                437355100     1,859      548,300     PUT   SHARED  1, 2, 3     548,300
ICU MED INC                    COM                44930g107    11,670      301,166 SH        SHARED  1, 2, 3     301,166
IMPAC MTG HLDGS INC            COM                45254p102     8,089    5,252,552 SH        SHARED  1, 2, 3   5,252,552
IMPAC MTG HLDGS INC            COM                45254P102       231      150,000     CALL  SHARED  1, 2, 3     150,000
JOHNSON AND JOHNSON            COM                478160104    31,046      472,540 SH        SHARED  1, 2, 3     472,540
JOS A BANK CLOTHIERS INC       COM                480838101     2,366       70,800 SH        SHARED  1, 2, 3      70,800
KAPSTONE PAPER & PACKAGING C   COM                48562p103    13,797    1,921,634 SH        SHARED  1, 2, 3   1,921,634
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/2009  48562p111     8,653    3,828,580 PRN       SHARED  1, 2, 3   3,828,580
KEYCORP NEW                    COM                493267108    16,418      507,800     PUT   SHARED  1, 2, 3     507,800
KULICKE & SOFFA INDS INC       COM                501242101    16,227    1,913,529 SH        SHARED  1, 2, 3   1,913,529
MAGNA INTL INC                 CL A               559222401    39,939      414,692 SH        SHARED  1, 2, 3     414,692
MARRIOTT INTL INC NEW          CL A               571903202    17,388      400,000     PUT   SHARED  1, 2, 3     400,000
MICROSOFT CORP                 COM                594918104    35,698    1,211,740 SH        SHARED  1, 2, 3   1,211,740
NEW YORK CMNTY BANCORP INC     COM                649445103    17,076      896,384 SH        SHARED  1, 2, 3     896,384
PAR PHARMACEUTICAL COS INC     COM                69888p106    18,673    1,006,090 SH        SHARED  1, 2, 3   1,006,090
PFIZER INC                     COM                717081103    46,397    1,899,189 SH        SHARED  1, 2, 3   1,899,189
PHH CORP                       COM NEW            693320202    69,261    2,635,513 SH        SHARED  1, 2, 3   2,635,513
POLYMEDICA CORP                COM                731738100    29,432      560,400     PUT   SHARED  1, 2, 3     560,400
PROGRESSIVE CORP OHIO          COM                743315103    15,206      783,388 SH        SHARED  1, 2, 3     783,388
PROTECTIVE LIFE CORP           COM                743674103     2,058       48,500     PUT   SHARED  1, 2, 3      48,500
QUALCOMM INC                   COM                747525103    31,584      747,365 SH        SHARED  1, 2, 3     747,365
QUEBECOR WORLD INC             COM NON-VTG        748203106    57,232    5,906,255 SH        SHARED  1, 2, 3   5,906,255
ROSS STORES INC                COM                778296103    34,000    1,326,056 SH        SHARED  1, 2, 3   1,326,056
SANMINA SCI CORP               COM                800907107    28,088   13,249,223 SH        SHARED  1, 2, 3  13,249,223
SAPPI LTD                      SPON ADR NEW       803069202    33,553    2,192,994 SH        SHARED  1, 2, 3   2,192,994
SMURFIT-STONE CONTAINER CORP   COM                832727101    24,572    2,103,752 SH        SHARED  1, 2, 3   2,103,752
SOVEREIGN BANCORP INC          COM                845905108    17,040    1,000,000     CALL  SHARED  1, 2, 3   1,000,000
SUNRISE SENIOR LIVING INC      COM                86768K106    16,801      475,000     PUT   SHARED  1, 2, 3     475,000
SYMANTEC CORP                  COM                871503108    48,169    2,485,510 SH        SHARED  1, 2, 3   2,485,510
TESORO CORP                    COM                881609101    13,806      300,000     PUT   SHARED  1, 2, 3     300,000
TIM HORTONS INC                COM                88706M103    10,455      300,000     PUT   SHARED  1, 2, 3     300,000
TITANIUM METALS CORP           COM NEW            888339207    10,068      300,000     PUT   SHARED  1, 2, 3     300,000
U S G CORP                     COM NEW            903293405    18,966      505,093 SH        SHARED  1, 2, 3     505,093
U S G CORP                     COM NEW            903293405    16,335      435,000     PUT   SHARED  1, 2, 3     435,000
UNITEDHEALTH GROUP INC         COM                91324p102    22,346      461,400 SH        SHARED  1, 2, 3     461,400
VISTEON CORP                   COM                92839u107    42,596    8,270,990 SH        SHARED  1, 2, 3   8,270,990
VOLTERRA SEMICONDUCTOR CORP    COM                928708106    14,354    1,168,877 SH        SHARED  1, 2, 3   1,168,877
WACHOVIA CORP NEW              COM                929903102    31,088      619,900 SH        SHARED  1, 2, 3     619,900
WAL MART STORES INC            COM                931142103    33,842      775,299 SH        SHARED  1, 2, 3     775,299
WESTERN DIGITAL CORP           COM                958102105     5,064      200,000     PUT   SHARED  1, 2, 3     200,000

SK 03563 0006 827450